Loans Held-for-Investment (Loans Held-for-sale Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loans held-for-investment
Accounts, Notes, Loans and Financing Receivable
Loans pledged as collateral	$ 7,100	$ 5,300
Residential first mortgage
Accounts, Notes, Loans and Financing Receivable
Unpaid principal balance	127	1,200	$ 1,000
Net (loss) gain on sale of assets		14	1
Purchases of receivables	8	175
Premium paid on significant purchases		1
HELOC
Accounts, Notes, Loans and Financing Receivable
Purchases of receivables	250		197
Premium paid on significant purchases	9		7
Nonperforming
Accounts, Notes, Loans and Financing Receivable
Unpaid principal balance		110
Net (loss) gain on sale of assets		$ (2)
Nonperforming | Residential first mortgage
Accounts, Notes, Loans and Financing Receivable
Unpaid principal balance	25		$ 436
Net (loss) gain on sale of assets	$ 2